Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Net Earnings (Loss)	$ 6,450	$ 587	[1]	$ (2,379)	[1]
Effect of Cumulative Dividends on Preferred Shares	(35)	(34)		0
Net Earnings (Loss) – Basic and Diluted	$ 6,415	$ 553		$ (2,379)
Basic – Weighted Average Number of Shares (in shares)	1,951.3	2,016.2		1,228.9
Dilutive Effect of Warrants (in shares)	44.8	27.6		0.0
Dilutive Effect of Net Settlement Rights (in shares)	10.0	1.3		0.0
Diluted - Weighted Average Number of Shares (in shares)	2,006.1	2,045.1		1,228.9
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 3.29	$ 0.27	[1]	$ (1.94)	[1]
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 3.20	$ 0.27	[1]	$ (1.94)	[1]

[1]	See Note 3X for revisions to prior period results.